Property, Plant and Equipment and right of use assets	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Property, Plant and Equipment and right of use assets

Note 9 – Property, Plant and Equipment and right of use assets:

2024

	Computers and office equipment	Right-of-use asset	Machinery and equipment	Buildings and greenhouses	Total
	NIS in thousands
Cost
Balance as of January 1, 2024	7,602	36,035	15,807	78,199	137,643
Disposals	(707)	(3,483)		(1,027)	(5,217)
Acquisitions as part of business combination	-	4,303	1,248	4,649	10,200
Additions during the year	253	6,733	626	9,468	17,080
Balance as of December 31, 2024	7,148	43,588	17,681	91,289	159,706

Less accumulated depreciation and impairment losses
Balance as of January 1, 2024	2,980	12,062	5,803	19,325	40,170
Disposals	(203)	(705)		(171)	(1,079)
Additions during the year	713	5,703	2,219	6,736	15,371
Balance as of December 31, 2024	3,490	17,060	8,022	25,890	54,462

Property, plant and equipment, net, as of December 31, 2024	3,658	26,528	9,659	65,399	105,244

2023

	Computers and office equipment	Right-of-use asset	Machinery and equipment	Buildings and greenhouses	Total
	NIS in thousands
Cost
Balance as of January 1, 2023	6,813	33,770	15,605	70,132	126,320
Disposals	-	(711)	(55)	(870)	(1,636)
Additions during the year	789	2,976	257	8,937	12,959
Balance as of December 31, 2023	7,602	36,035	15,807	78,199	137,643

Less accumulated depreciation
Balance as of January 1, 2023	1,490	7,364	3,131	11,202	23,187
Disposals	-	(284)	(41)	(447)	(772)
Impairment loss	-	-	916	3,673	4,589
Additions during the year	1,490	4,982	1,797	4,897	13,166
Balance as of December 31, 2023	2,980	12,062	5,803	19,325	40,170

Property, plant and equipment, net, as of December 31, 2023	4,622	23,973	10,004	58,874	97,473